Financial instruments - Financial liabilities included in long-term debt (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	$ 6,011,388	$ 6,267,360
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	2,688,308	2,423,435
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	2,549,382	2,111,278
2014 U.S. Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	0	473,808
2014 U.S. Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	0	464,806
2021 U.S. Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,342,758	1,342,714
2021 U.S. Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,223,120	1,132,649
2021 CAD Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	597,212	596,550
2021 CAD Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	564,768	503,984
2024 CAD Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	746,144	0
2024 CAD Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	759,375	0
Other long-term debt | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	2,194	10,363
Other long-term debt | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,119	$ 9,839